UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: 1075 Hendersonville Road, Suite 250
         Asheville, NC 28803





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; November 10, 2010
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      161

Form 13F Information Table Value Total: 113024



List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE





NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY



3M Company
Common
88579Y101
647
7467
Sole

Abbott Laboratories
Common
002824100
637
12200
Sole

Aberdeen Emrg Mkts Telecom
Common
290890102
249
13400
Sole

Adams Express Co.
Common
006212104
2444
245406
Sole

AFLAC Inc.
Common
001055102
362
7000
Sole

Allergan Inc.
Common
018490102
233
3500
Sole

AllianceBernstein Incm Fd
Common
01881E101
2361
281700
Sole

Allstate Corporation
Common
020002101
215
6800
Sole

Alpine Global Premier Prop Fd
Common
02083A103
1951
295200
Sole

Alpine Total Dynamic Div.
Common
021060108
1853
340600
Sole

Altria Group Inc
Common
02209S103
620
25800
Sole

Amazon.com Inc.
Common
023135106
471
3000
Sole

American Express Co.
Common
025816109
490
11652
Sole

Amgen Inc.
Common
031162100
535
9700
Sole

Apple Inc.
Common
037833100
2242
7900
Sole

Asia Pacific Fund Inc.
Common
044901106
199
18100
Sole

AT&T Inc.
Common
00206R102
1376
48128
Sole

Automatic Data Processing Inc.
Common
053015103
210
5000
Sole

Bank of America Corp
Common
060505104
546
41659
Sole

Bank of New York Mellon Corp.
Common
064058100
203
7754
Sole

Baxter International
Common
071813109
239
5000
Sole

Becton Dickinson & Co.
Common
075887109
511
6900
Sole

Best Buy Co., Inc.
Common
086516101
265
6500
Sole

Biogen Idec Inc
Common
09062X103
224
4000
Sole

BlackRock Credit Allocation In
Sh Ben Int
09255H105
687
65678
Sole

BlackRock Credit Allocation In
Sh Ben Int
09249V103
372
33074
Sole

Blackrock Income Trus
Sh Ben Int
09247F100
840
120363
Sole

Blue Chip Value Fund
Common
095333100
76
23020
Sole

Bristol-Myers Squibb Co.
Common
110122108
624
23000
Sole

Calamos Global Dynamic Income
Common
12811L107
129
15904
Sole

Calamos Strategic Total Return
Common
128125101
2466
279538
Sole

Cardinal Health Inc.
Common
14149Y108
263
7950
Sole

Caterpillar Inc
Common
149123101
417
5300
Sole

Chevron Corp
Common
166764100
1154
14232
Sole

Chubb Corp
Common
171232101
256
4500
Sole

Cisco Systems Inc.
Common
17275R102
1618
73870
Sole

Citigroup, Inc.
Common
172967101
94
24000
Sole

Claymore Dividend & Income Fd
Common
18385J105
598
42160
Sole

Coca-Cola Company
Common
191216100
1258
21500
Sole

Cognizant Tech Solutions
Common
192446102
258
4000
Sole

Cohen & Steers Infrastr Fd
Common
19248A109
3009
189000
Sole

Cohen & Steers Quality
Common
19247L106
3129
398100
Sole

Cohen & Steers REIT & Pfd
Common
19247X100
1213
92548
Sole

Colgate-Palmolive Co
Common
194162103
338
4400
Sole

Comcast Cl A
Common, Cl A
20030N101
360
19925
Sole

ConocoPhillips
Common
20825C104
1004
17474
Sole

CVS Caremark Corp.
Common
126650100
352
11176
Sole

Danaher Corporation
Common
235851102
244
6000
Sole

Deere & Company
Common
244199105
558
8000
Sole

DIRECTV Class A
Common, Cl A
25490A101
333
8000
Sole

Dominion Resources Inc.
Common
25746U109
424
9700
Sole

Dow 30 Enhanced Prem & Inc
Common
260537105
1684
164900
Sole

Dow 30 Prem & Div inc Fd
Common
260582101
336
23680
Sole

Duke Energy Corp
Common
26441C105
397
22400
Sole

DuPont de Nemours & Co.
Common
263534109
638
14300
Sole

Eaton Vance Rsk Mgned Dv Fd
Common
27829G106
1457
104650
Sole

Eli Lilly & Co.
Common
532457108
263
7200
Sole

EMC Corporation
Common
268648102
308
15148
Sole

Emerson Electric Co.
Common
291011104
553
10500
Sole

Express Scripts Inc
Common
302182100
263
5400
Sole

Exxon Mobil Corporation
Common
30231G102
2497
40411
Sole

First Tr Str High Income Fd
Common
337347108
273
79216
Sole

First Trust Strat High Inc Fd
Common
33735C106
278
63805
Sole

First Trust Strategic II
Common
337353106
245
51700
Sole

Freeport-McMoRan Copper
Common
35671D857
736
8619
Sole

Gabelli Dividend & Income Trst
Sh Ben Int
36242H104
826
59300
Sole

Gabelli Equity Trust
Sh Ben Int
362397101
1682
334323
Sole

Gabelli Healthcare&Wellness
Common
36246K103
91
14159
Sole

Gap Inc.
Common
364760108
218
11700
Sole

General American Investors Co.
Common
368802104
1223
50200
Sole

General Dynamics Corp.
Common
369550108
264
4200
Sole

General Electric Co
Common
369604103
1152
70900
Sole

General Mills Inc.
Common
370334104
292
8000
Sole

Gilead Sciences Inc.
Common
375558103
285
8000
Sole

Goldman Sachs Group Inc
Common
38141G104
940
6500
Sole

Google Inc
Common
38259P508
1857
3532
Sole

Greater China Fund
Common
39167B102
1495
116947
Sole

H&Q Healthcare Invest
Sh Ben Int
404052102
1387
114789
Sole

H&Q Life Sciences Investors
Sh Ben Int
404053100
759
79180
Sole

H.J. Heinz Company
Common
423074103
412
8700
Sole

Halliburton Company
Common
406216101
403
12200
Sole

Hewlett-Packard Co
Common
428236103
690
16400
Sole

Home Depot Inc.
Common
437076102
285
9000
Sole

Honeywell Intl Inc
Common
438516106
220
5000
Sole

Hudson City Bancorp Inc
Common
443683107
221
18000
Sole

IBM Corp
Common
459200101
1382
10300
Sole

Illinois Tool Works Inc.
Common
452308109
226
4800
Sole

ING Clarion Global Income Fund
Common
44982G104
76
10100
Sole

ING Glb Eq Div & Prm Opp Fd
Common
45684E107
333
28700
Sole

Intel Corporation
Common
458140100
1098
57099
Sole

Invesco Van Kampen Dyn Credit
Common
46132R104
192
16082
Sole

Japan Equity Fd
Common
471057109
65
12100
Sole
JF China Region Fund Inc
Common
46614T107
182
12300
Sole
Johnson & Johnson
Common
478160104
1419
22900
Sole
JPMorgan Chase & Co
Common
46625H100
1612
42332
Sole
Kimberly-Clark Corp.
Common
494368103
293
4500
Sole
Kraft Foods Inc
Common
50075N104
337
10932
Sole
Liberty All Star Equity Fd
Common
530158104
706
160130
Sole
Liberty All Star Growth Fund
Common
529900102
166
43191
Sole
LMP Real Estate Income Fd Inc
Common
50208C108
351
37600
Sole
Lockheed Martin Corp.
Common
539830109
392
5500
Sole
MacQuarie Glob Infr TR Fd
Common
55608D101
990
59934
Sole
Macquarie/First Tr Global
Common
55607W100
250
18863
Sole
Marathon Oil Corp
Common
565849106
381
11500
Sole
Marsh & McLennan Cos
Common
571748102
338
14000
Sole
McDonald's Corp.
Common
580135101
998
13400
Sole
McKesson Corp
Common
58155Q103
266
4300
Sole
Medtronic Inc.
Common
585055106
453
13500
Sole
Merck & Co. Inc.
Common
58933Y105
654
17767
Sole
MetLife, Inc.
Common
59156R108
277
7200
Sole
Microsoft Corporation
Common
594918104
1597
65200
Sole
Morgan Stanley
Common
617446448
333
13500
Sole
MSDW Asia Pacific
Common
61744U106
261
16584
Sole
MSDW India Invest
Common
61745C105
1292
47400
Sole
NASDAQ Prem Inc & Grwth
Common
63110R105
522
39072
Sole
Neuberger Berman Real Est Sec
Common
64190A103
84
22900
Sole
New Ireland Fund Inc
Common
645673104
147
23300
Sole
News Corp Cl A
Common, Cl A
65248E104
131
10000
Sole
NextEra Energy, Inc.
Common
65339F101
218
4000
Sole
NFJ Div. Inter. & Premium Stra
Common
65337H109
515
32700
Sole
Nike Inc cl B
Common, Cl B
654106103
529
6600
Sole
Occidental Petroleum Corp
Common
674599105
587
7500
Sole
Oracle Corporation
Common
68389X105
1017
37872
Sole
PepsiCo, Inc.
Common
713448108
505
7600
Sole
Petroleum & Resource Corp.
Common
716549100
1144
49475
Sole
Philip Morris Intl
Common
718172109
336
6000
Sole
PNC Financial Services
Common
693475105
446
8600
Sole
Praxair, Inc.
Common
74005P104
587
6500
Sole
Procter & Gamble Co.
Common
742718109
1679
28002
Sole
Qualcomm Inc.
Common
747525103
451
10000
Sole
Royce Focus Trust
Common
78080N108
376
59014
Sole
Royce Micro Cap Tr
Common
780915104
1308
158556
Sole
Royce Value Trust
Common
780910105
4424
364402
Sole
Schlumberger Ltd.
Common
806857108
554
9000
Sole
Southern Company
Common
842587107
443
11900
Sole
Staples Inc.
Common
855030102
268
12800
Sole
Swiss Helvetia Fund
Common
870875101
190
15100
Sole
Sysco Corporation
Common
871829107
294
10300
Sole
Taiwan Fund
Common
874036106
675
40325
Sole
Target Corporation
Common
87612E106
550
10300
Sole

Templeton Dragon
Common
88018T101
1677
58000
Sole

Templeton Rus & East Euro
Common
88022F105
620
31800
Sole

Texas Instruments, Inc.
Common
882508104
228
8400
Sole

The Ibero-America Fund, Inc.
Common
45082X103
157
24000
Sole

The Travelers Companies
Common
89417E109
655
12568
Sole

Time Warner Inc
Common
887317303
232
7566
Sole

TJX Companies Inc.
Common
872540109
424
9500
Sole

Tri-Continental Corp.
Common
895436103
1989
161334
Sole

U.S. Bancorp
Common
902973304
290
13401
Sole

Union Pacific Corp.
Common
907818108
532
6500
Sole

United Parcel Service Inc.
Common
911312106
340
5100
Sole

United Technologies Corp
Common
913017109
613
8608
Sole

UnitedHealth Group, Inc.
Common
91324P102
386
11000
Sole

Verizon Communications, Inc.
Common
92343V104
391
12000
Sole

Viacom Inc Cl B
Common, Cl B
92553P201
233
6450
Sole

Wal-Mart Stores, Inc.
Common
931142103
915
17100
Sole

Walt Disney Company
Common
254687106
603
18200
Sole

Waste Management Inc.
Common
94106L109
243
6800
Sole

Wells Fargo & Co
Common
949746101
538
21400
Sole


Wells Fargo Adv Utilities Fd
Common
94987E109
741
63000
Sole

Yum! Brands, Inc.
Common
988498101
530
11500
Sole